Investment Strategy - iShares Technology Opportunities Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and non‑U.S. technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of technology. Investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
Technology companies may include companies operating in any industry including, but not limited to, software, IT consulting, IT services, interactive home entertainment, interactive media and services, networking equipment, telecom services, communications equipment, technology hardware, storage and peripherals, electrical equipment, electronic equipment, instruments and components, semiconductors and semiconductor equipment, consumer finance, and interactive media and services. The Fund may invest in both developed and emerging markets. BFA determines, in its discretion, whether a company is a technology company. The Fund seeks to invest primarily in common stock but may also invest in preferred stock and depositary receipts. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. The Fund may also invest in convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).
The Fund will concentrate its investments in companies operating in one or more industries within the technology group of industries.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Technology companies may include companies operating in any industry including, but not limited to, software, IT consulting, IT services, interactive home entertainment, interactive media and services, networking equipment, telecom services, communications equipment, technology hardware, storage and peripherals, electrical equipment, electronic equipment, instruments and components, semiconductors and semiconductor equipment, consumer finance, and interactive media and services. The Fund may invest in both developed and emerging markets. BFA determines, in its discretion, whether a company is a technology company. The Fund seeks to invest primarily in common stock but may also invest in preferred stock and depositary receipts. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. The Fund may also invest in convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and non‑U.S. technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of technology. Investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.